Segment information - Percent of revenue by geographical location (Details) - Geographic Concentration Risk - Revenue, Product and Service Benchmark	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Asia
Segment Reporting Information [Line Items]
Concentration percentage	56.00%	10.00%
Americas
Segment Reporting Information [Line Items]
Concentration percentage	31.00%	10.00%
Europe
Segment Reporting Information [Line Items]
Concentration percentage	13.00%	80.00%